Goodwill and Other Intangible Assets - Goodwill (Details) (Investment Management, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Management
Goodwill [Line Items]
Goodwill	$ 31.1	$ 31.1